Income tax (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
IfrsStatementLineItems [Line Items]
Balance, start of period	$ (10,050)	$ (12,423)
Charged to the consolidated statement of comprehensive loss	(1,438)	2,373
Balance, end of period	(11,488)	(10,050)
Balance, start of period	10,050	12,423
Charged to the consolidated statement of comprehensive loss	(2,849)	(2,373)
Balance, end of period	7,201	10,050
Net deferred tax assets (liabilities)	(4,287)
Deferred Tax Liabilities Mineral Properties [Member]
IfrsStatementLineItems [Line Items]
Balance, start of period	(10,050)	(12,423)
Charged to the consolidated statement of comprehensive loss	(1,438)	2,373
Balance, end of period	(11,488)	(10,050)
Noncapital Losses [Member]
IfrsStatementLineItems [Line Items]
Balance, start of period	10,050	12,423
Charged to the consolidated statement of comprehensive loss	(2,849)	(2,373)
Balance, end of period	7,201	10,050
Net deferred tax assets (liabilities)	$ (4,287)